AIF SUM SUP-1 060412
Summary Prospectus Supplement dated June 4, 2012
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco China Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
May Lo	Portfolio Manager	2007
Joseph Tang	Portfolio Manager	2012”
AIF SUM SUP-1 060412

AIF SUM SUP-2 060412
Summary Prospectus Supplement dated June 4, 2012
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco China Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
May Lo	Portfolio Manager	2007
Joseph Tang	Portfolio Manager	2012”
AIF SUM SUP-2 060412